INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Segment Information (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 5,635	$ 5,402	$ 5,325
Utilities
Disclosure of operating segments [line items]
Investments in associates and joint ventures	382	402
Transport
Disclosure of operating segments [line items]
Investments in associates and joint ventures	2,239	1,965
Midstream
Disclosure of operating segments [line items]
Investments in associates and joint ventures	708	711
Data Infrastructure
Disclosure of operating segments [line items]
Investments in associates and joint ventures	2,264	2,307
Corporate
Disclosure of operating segments [line items]
Investments in associates and joint ventures	$ 42	$ 17